Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of assets and liabilities [line Items]
Changes in the fair value of the financial assets designated as at FVTPL attributable to changes in credit risk	$ 613	$ (379)
Maximum exposure to credit risk	484	520
Cumulative change in fair value attributable to changes in credit risk	173	(442)
Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 3 to Level 2		107
Transfers out of Level 3 to Level 2		211
Transfers out of Level 3 to Level 2		318
Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	277	69
Transfers out of Level 3 to Level 2	245	109
Banking services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	5,583	5,134
Investment management, trust, custodial, underwriting, brokerage and other similar fiduciary services [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fees received for services	15,167	13,166
Derivative liabilities [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	294	120
Transfers out of Level 3 to Level 2	314	185
Personal deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	154	113
Transfers out of Level 3 to Level 2	343	347
Derivative assets [member] | Over-the-counter equity options [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3	17	51
Transfers out of Level 3 to Level 2	69	76
Loan [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 2 to Level 3		624
Transfers out of Level 3 to Level 2	298	179
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Positive fair value using reasonably possible alternatives	101
Negative fair value using reasonably possible alternatives	98
Positive fair value using other reasonably possible alternatives assets recorded in other components of equity	51
Negative fair value using other reasonably possible alternatives assets recorded in other components of equity	51
Negative fair value movement from using reasonably possible alternatives	77
Positive fair value movement from using reasonably possible alternatives	$ 30
Significant unobservable inputs used in fair value measurement of assets and liabilities [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Discount rate adjustment when discounted cash flow method is used to determine fair value	2.00%
Obligations related to securities sold short [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 498	804
Transfers out of Level 2 to Level 1	$ 130
Trading Securities [member] | US Federal State Municipal And Agencies Debt Issued Or Guaranteed [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		1,125
Investment [Member] | US Federal State Municipal And Agencies Debt Issued Or Guaranteed [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		1,200
Transfers out of Level 2 to Level 1		$ 937